Operations	12 Months Ended
Dec. 31, 2025
Operations
Operations

1	Operations

Companhia de Saneamento Básico do Estado de São Paulo (“SABESP”) is a publicly-held company headquartered in the municipality of São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900. SABESP and its’ subsidiaries (“The Company”) is engaged in the provision of basic and environmental sanitation services in São Paulo State, and supplies treated water and sewage services on a wholesale basis. The Company may perform activities in other states and countries and can operate in drainage, urban cleaning, solid waste handling, and energy markets.

SABESP's shares have been listed on the Novo Mercado segment of B3 under ticker SBSP3 since April 2002 and on the New York Stock Exchange (“NYSE”) as Level III American Depositary Receipts (“ADRs”), under ticker SBS, since May 2002.

Approvals

The financial statements were approved by the Board of Directors on April 29, 2026.